Financial Debt	12 Months Ended
Dec. 31, 2025
Financial Debt
Financial Debt

18.Financial debt

Financial debt mainly consists of recoverable cash advances, EIB finance agreement and synthetic warrants and convertible bond instrument. The related amounts as at December 31, 2025 and 2024, can be summarized as follows:

	As at December 31
(in EUR 000)	2025	2024
Recoverable cash advances - Non-current	8,276	8,623
Recoverable cash advances - Current	333	248
Total recoverable cash advances	8,609	8,871
Loan facility agreement - Non-current	7,793	6,898
Synthetic warrants - Non-current	1,601	3,204
Total EIB	9,394	10,102
Convertible bond - Current	22,657	—
Total convertible bond	22,657	—
Total financial debt	40,660	18,973
Non-current	17,670	18,725
Current	22,990	248

18.1.   Financial debt related to recoverable cash advances

Recoverable cash advances received

As at December 31, 2025, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Fixed	Variable
(in EUR 000)	advances	received	reimbursements*	reimbursements*
Sleep apnea device (6472)	1,600	1,600	588	8
First articles (6839)	2,160	2,160	669	24
Clinical trial (6840)	2,400	2,400	585	28
Activation chip improvements (7388)	1,467	1,467	117	38
Total	7,627	7,627	1,959	98

* Excluding interests

●	The Convention 6472 “Sleep apnea device” for a total amount of €1.6 million was signed in 2011. The total amount of the advance has been received before January 1, 2015. The Company has notified his intention to exploit the results of this project before 2015. At December 31, 2025, the Company repaid all fixed reimbursements amounting to €0.6 million (excluding interests). The turnover dependent reimbursement is based on 0.224% of the sales achieved by June 2037. The Company made no variable reimbursement in the year ended December 31, 2025 (2024: €1,000).
●	The Convention 6839 “First Articles” for a total amount of €2.2 million was signed on December 5, 2012. As at December 31, 2025, the advance received amounted to €2.2 million. The turnover dependent reimbursement is based on 0.3% of the sales achieved by June 2037. The Company notified to the Region its decision about the exploitation of the results during 2017, therefore fixed reimbursement started in 2018. As at December 31, 2025, cumulated fixed reimbursements amount to €0.7 million (excluding interests) out of which €40,000 was reimbursed in 2025 and €67,000 in 2024. The Company made no variable reimbursement in the year ended December 31, 2025 (2024: €13,000).
●	The Convention 6840 “Clinical Trial” for a total amount of €2.4 million was signed on December 6, 2012. As at December 31, 2025, the advance received amounted to €2.4 million. The turnover dependent reimbursement is based on 0.336% of the sales achieved by June 2037. The Company has notified to the Region its decision about the exploitation of the results in the course of 2018. As at December 31, 2025, cumulated fixed reimbursements amount to €0.6 million (excluding interests) out of which €75,000 was reimbursed in 2025 and €150,000 in 2024. The Company made a reimbursement of a variable part amounting to €15,000 in the year ended December 31, 2025 (2024: € 0).
●	The Convention 7388 “Implant for Obstructive Sleep Apnea, “Activation Chip Improvements” for a total amount of €1.5 million was signed in December 2015. As at December 31, 2025, the advance received amounted to €1.5 million. The turnover dependent reimbursement is based on 0.450% of the sales achieved to June 2039. In 2019, the Company has notified to the Region its decision about the exploitation of the results. As at December 31, 2025, cumulated fixed reimbursements amount to €117,000 (excluding interests) out of which €29,000 was reimbursed in 2025 and €22,000 in 2024. The Company made a reimbursement of a variable part amounting to €20,000 in the year ended December 31, 2025 (2024: € 0).

Evolution of the financial debt in the financial statements

The determination of the amount to be reimbursed to the Walloon Region under the signed agreements is subject to a degree of uncertainty as it depends on the amount of the future sales that the Company will generate or not in the future. To determine the fair value of those advances, management of the Company has considered the possible outcomes of the program currently benefiting from the support of the Walloon Region. Management has considered that the probability to have to reimburse the 30% non-revocable repayment has a probability of 100% to occur. The reimbursement of the variable part, the fair value of which is determined on the basis of the sales forecasts largely depends on external factors such as CE marking, social security programs, post-market studies and expected timing and level of sales.

Management performed an initial recognition of the financial debt for the variable part using a discount rate of 12.5%.

The table below details the remaining undiscounted cash flows resulting from the reimbursement of the recoverable cash advances. The initial recognition of the liability reflects a reimbursement up to 2 times the amount of cash advance received, with the exception of Convention 6840 where the due date of the variable reimbursements (June 2029) occurs before the maximum of 2 times the amount of cash advance received is reached.

	As at December 31
(in EUR 000)	2025	2024
Recoverable cash advances received	7,627	7,627
Amounts to be reimbursed	15,254	15,254
Amounts reimbursed at year-end (interests included)	(2,320)	(2,122)
Total recoverable cash advances (undiscounted)	12,934	13,132

Based on expected timing of sales and after discounting, the financial debt related to the recoverable cash advances is as follows:

	As at December 31
(in EUR 000)	2025	2024
Contract 6472	1,697	1,711
Contract 6839	2,229	2,332
Contract 6840	2,650	2,819
Contract 7388	2,033	2,009
Total recoverable cash advances	8,609	8,871
Non-current	8,276	8,623
Current	333	248
Total recoverable cash advances	8,609	8,871

The amounts recorded under “Current” caption correspond to the sales-independent amounts (fixed repayment) and sales-dependent reimbursements (variable repayment) estimated to be repaid to the Walloon Region in the next 12-month period. The estimated sales-independent (fixed repayment) as well as sales-dependent reimbursements (variable repayment) beyond 12-months are recorded under “Non-current” liabilities. Changes in the recoverable cash advances can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	8,871	8,674
Advances reimbursed (excluding interests)	(179)	(254)
Interests paid	(20)	(26)
Initial measurement and re-measurement	(1,142)	(561)
Discounting impact	1,079	1,038
As at December 31	8,609	8,871

The discounting impact is included and presented in the financial expenses and amounted to €1.1 million (2024: €1.0 million). The initial measurement and re-measurement are included in other operating income and amounted to €1.1 million for the year ended December 31, 2025 (2024: €0.6 million).

A sensitivity analysis of the carrying amount of recoverable cash advances has been done to assess the impact of a change in assumptions. The Company tested reasonable sensitivity to changes in revenue projections of +/- 25% and in the discount rates of +/- 25%. The table hereunder details the sensitivity results:

Fair value of liabilities as of end of 2025 (in EUR 000)	Variation of revenue projections
Variation of discount rates *	-25%	0%	25%
-25%	9,035	9,457	9,735
0%	8,126	8,609	8,933
25%	7,352	7,872	8,230

* A change of -25% in the discount rates implies that the discount rate used for the fixed part of the recoverable cash advances is 3,8 % instead of 5 % while the one used for the variable part is 9.4 % instead of 12.5%.

An increase of 25% of revenue projections implies, if discount rates does not change, an increase of the expected liability as repayment of the liability is accelerated.

An increase of 25% of the discount rate decreases the expected liability if revenue projections remain unchanged.

18.2.   Financial debt related to loan facility agreement and synthetic warrants agreement

On July 3, 2024 the Company has signed a €37.5 million loan facility agreement with the European Investment Bank (“EIB”). The agreement is backed by the European Commission’s InvestEU program. The Company plans to use the funding for research and development, and for scaling-up its manufacturing capacity to meet demand outside the U.S. and in the U.S. The €37.5 million facility is divided into three tranches: €10 million for the first tranche (“Tranche A”), €13.75 million for the second tranche (“Tranche B”) and €13.75 million for the third tranche (“Tranche C”). Disbursement under the various tranches is subject to certain conditions. Tranche A carries an annual 5% cash and 5% capitalized interest rate, and features a five-year bullet repayment schedule. The various tranches do not contain revenue or liquidity covenants.

The first tranche A for an amount of €10 million, was disbursed on July 26, 2024.

On December 16, 2025, there has been a signed amendment letter to the loan facility agreement between the Company and the EIB. The EIB amendment is the result of the Bond Subscription Agreement which qualifies as a notified event in the EIB finance contract. The payment obligations arising from the Bond Subscription Agreement rank subordinate to the EIB loan. In case any amount under the Bond Subscription Agreement is likely to be paid in cash by the Company, the Company shall promptly prepay the EIB loan outstanding (principal amounts) for the same amount, before any cash payment is made under the Bond Subscription Agreement. There is no expected change in the estimated future cash payments of the EIB loan due to a remote possibility of cash reimbursements under the Bond Subscription Agreement. Refer to note 18.3.

In connection with the loan facility agreement, and as a condition to drawdown thereunder, the Company also entered into a “synthetic warrant agreement” with the EIB. Under the synthetic warrant agreement, in consideration for the facility, in connection with each tranche of the facility, the EIB will be granted “synthetic warrants” with a duration of 20 years. The number and strike price of the synthetic warrants will be calculated based on tranche specific formulas provided for in the synthetic warrant agreement. The synthetic warrants can be exercised as of the maturity date of the relevant tranche of the facility or, in exceptional situations, earlier. Such synthetic warrants will entitle the EIB to receive from the Company a cash consideration equal to the 20-day volume weighted average price of a share in the Company on the stock exchange, reduced by the applicable strike price per synthetic warrant, and multiplied by the number of synthetic warrants that the EIB exercises. In connection with Tranche A, the EIB has been granted 468,384 synthetic warrants with a strike price of €8,54 that the EIB can exercise after the maturity of Tranche A (5 years) or, in exceptional situations, earlier.

The finance agreement with the EIB also includes a prepayment option derivative. We refer to note 4.4 and 10.

Change in loan facility can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	6,898	—
New debt	—	10,000
Transaction cost related to loans and borrowings	—	(175)
Separation of non-closely related embedded derivates	—	(3,042)
Capitalized interest	500	—
Effective interest rate adjustment	395	115
As at December 31	7,793	6,898

Change in synthetic warrants can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	3,204	—
Separation of non-closely related embedded derivates	—	3,169
Fair value adjustment	(1,603)	35
As at December 31	1,601	3,204

Change in prepayment option can be summarized as follows:

(in EUR 000)	2025	2024
As at January 1	(112)	—
Separation of non-closely related embedded derivates	—	(127)
Fair value adjustment	21	15
As at December 31	(91)	(112)

18.3.	Financial debt related to Convertible Bond Instrument

On November 13, 2025, the Company entered into a bond subscription agreement with an international financial services firm for the issuance of a Convertible Bond Instrument for an aggregate maximum principal amount of up to €45 million. The financing consists of a first tranche of 225 Convertible Bond Instruments up to €22.5 million with an option to issue a second tranche of another 225 Convertible Bond Instruments of up to €22.5 million at the Company’s discretion, within the period commencing 7 months following the first tranche closing date to (but excluding) the date falling one month thereafter. The closing for the first tranche of the Convertible Bond Instruments occurred on December 18, 2025 and will mature on November 18, 2028 (“First Tranche”). The First Tranche carry an interest rate of 6.5 per cent per annum, payable every quarter in arrears. The initial principal amount per Bond Instruments amounts to €100.000. The Bond Instruments have a three-year maturity from issuance with quarterly amortization payments of principal and interest (per 18 February, 18 May, 18 August and 18 November of each year). On each instalment date, the principal instalment per Bond Instrument will be €8.500 except for the last instalment which will be €6.500 per bond. The initial conversion price for the first tranche of bonds, which can be modified, shall be equal to €5.00.

The bond instrument has a number of conversion features and settlement options which are summarized below:

●	At any time, the bondholder can convert the whole of the then outstanding principal amount of the bond into new shares (“Bond conversion right”) at an initial conversion price of €5 (which can be modified);
●	At any time, the bondholder has the option to defer any or more instalments to a subsequent instalment date specified in the required notice (at least 1 day before the scheduled instalment date) (“Deferred amortized payment”);
●	At any time, the bondholder has the option to advance up to 2 instalments (specifically the last 2 instalments of the amortization period) by giving notice at any time during the regular amortisation period (“Advanced amortized payment”).
●	At each instalment date, the Company has the option to convert the principal instalment amount and accrued interest into shares at a conversion price which is the lowest of 90% of the share price at instalment date and the initial conversion price of €5 (which can be modified) (“Share settlement option”);
●	At each instalment date, when the Company decides not to convert the principal instalment amount and accrued interest into shares but pay in cash, the bondholder has the right to convert the principal instalment amount at the initial conversion price of €5 (which can be modified) (“Amortisation conversion right”);
●	At each instalment date, and when the Share settlement option or the Amortisation conversion right are not exercised, the Company will need to pay in cash the principal instalment amount and accrued interest at an amount which is the sum of the accrued interest and 103% of the principal instalment amount;

On December 16, 2025, there has been a signed amendment letter to the loan facility agreement between the Company and the EIB (see above). Refer to note 18.2. In case any amount under the Bond Subscription Agreement is likely to be paid by the Company, the Company shall promptly prepay the EIB loan outstanding (principal amounts) for the same amount, before any cash payment is made under the Bond Subscription Agreement.

The Bond Instrument is accounted for as a hybrid financial instrument containing a host financial liability with embedded derivatives that are closely related (Deferred amortized payment) and embedded derivatives that are not closely related (Bond conversion right, Amortization conversion right, Share settlement option and Advanced amortized payment). The entire hybrid contract is designated by management at fair value through profit and loss. The fair value of the hybrid contract is estimated using a Longstaff–Schwartz Monte Carlo approach, in which share prices are simulated forward on a weekly basis over a 36-month horizon, with each instalment date treated as a decision point. At maturity, the model computes the terminal payoff, after which the valuation is performed by working backwards through time: at each decision point, the continuation value (i.e., the expected value of waiting rather than exercising) is obtained by discounting the value from the next decision point and is then estimated via regression on the simulated state variables. The model compares the immediate exercise value with the regression-based expected continuation value to determine the optimal exercising strategy, assuming exercise occurs whenever the value of exercising now exceeds the expected value of waiting, and the resulting optimal exercise strategy is used to derive the Bond Instruments’ fair value.

The valuation model is dependent on the following significant inputs:

	Per Dec 18, 2025	Per Dec 31, 2025
Coupon (interest) rate	6.5%	6.5%
Conversion price	5.00	5.00
Stock price	4.05	4.09
Return dividend	0.0%	0.0%
Expected volatility	65.34%	65.18%
Discount rate	10.24%	10.23%

The expected volatility has been estimated based on the historical share prices of the Company on Euronext (as this is the primary stock exchange as determined in the Bond Subscription Agreement). The risk-free interest rate is based on the 3-month Euribor rate. The discount rate is determined based on risk-free interest rate plus an credit spread estimated for the Company based on the previous debt instruments and factors such as financial results, liquidity needs that may impact the credit spread of the Company.

The transaction price of the Bond Instrument at initial recognition is the consideration of the first tranche for €22.5 million. The difference between the transaction price and the fair value at initial recognition is considered a ‘day 1’ loss, amounting to €8.7 million, which is recognized in profit and loss on a systematic straight line basis throughout the term of the Bond Instrument. Transaction costs are recognized in financial expenses in the consolidated income statement. Refer to note 22.

Change in the convertible bond can be summarized as follows:

As at December 31
(in EUR 000)	2025
Initial fair value	31,192
Fair value adjustment	51
Total fair value	31,243
Day 1 loss	(8,692)
Amortization	106
Total day 1 loss	(8,586)
Total convertible bond	22,657